LEASES - Operating Lease Liability To Be Paid (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Lease, After Adoption of 842
2024	$ 9,767
2025	8,735
2026	8,735
2027	7,571
2028	6,688
Thereafter	21,482
Total	62,978
Less: imputed interest	(12,107)
Total operating lease liabilities	$ 50,871